Consolidated statements of comprehensive income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Income tax relating to cash flow hedges	$ 30	$ 29	$ 2	$ 8
Income tax relating to actuarial gains (losses) of defined benefit plans	(41)	51	(156)	98
Income tax relating to publicly-traded and privately-held investments				(3)
Income tax relating to changes in fair value of financial liability attributable to change in credit risk of liability included in other comprehensive income	$ (2)	$ 8	$ (8)	$ 6
Actuarial assumption of discount rates	5.00%	5.00%	5.00%	5.00%	4.90%	4.60%	5.00%	5.30%